Acquisitions	12 Months Ended
Dec. 31, 2016
Acquisitions

7.	Acquisitions

On March 17, 2016, Canon entered into a Shares and Other Securities Transfer Agreement with Toshiba Corporation and acquired the share options for consideration of cash to acquire all the ordinary shares of Toshiba Medical Systems Corporation (“TMSC”), which is exercisable upon the clearances of necessary competition regulatory authorities. As such clearances were obtained, Canon exercised the share options and acquired all the ordinary shares of TMSC on December 19, 2016. The acquisition date was December 19, 2016 and the purchase price was ¥665,498 million, which approximates the fair value at that date.

The acquisition was accounted for using the acquisition method of accounting. Acquisition-related costs were expensed as incurred and were not material.

Under Phase V of the Excellent Global Corporation Plan, a five-year initiative that Canon has been implementing since 2016, “embracing the challenge of new growth through a grand strategic transformation” has been set as a basic policy. With regard to “strengthening and growing new businesses, and creating future businesses,” a particularly important strategy, Canon intends to develop a health care business within the realm of “safety and security,” as a next-generation pillar of growth.

TMSC is one of the leading global companies in the medical equipment industry. Within the field of medical X-ray computed tomography (“CT”) systems in particular, TMSC is the overwhelming market share leader in Japan and has been steadily increasing its global market share. By maximizing the combination of both companies’ management resources, Canon aims to solidify its business foundation for health care that can contribute to the world.

The following table summarizes the preliminary purchase price allocation which was based on estimated fair values of the assets acquired and liabilities assumed at acquisition date. Since the acquisition date of TMSC was near the balance sheet date, and TMSC is composed of various entities located around the world, the purchase price allocation is still preliminary. The estimates and assumptions are subject to change as Canon obtains additional information for the estimates within the measurement period. The primary areas of the preliminary allocation of the fair value of consideration transferred that are not yet finalized relate to the fair values of certain tangible and intangible assets acquired and the residual goodwill. Specifically, certain underlying analyses for customer relationships, and patents and developed technology were based on overall estimates rather than detail information for each of the individual operations.

(Millions of yen)
Cash and cash equivalents	25,301
Other current assets	169,545
Intangible assets	227,500
Other noncurrent assets	42,975

Total assets acquired	465,321

Current liabilities	199,223
Noncurrent liabilities	92,231

Total liabilities assumed	291,454

Noncontrolling interest	1,047

Net identifiable assets acquired	172,820

Goodwill	492,678

Net assets acquired	665,498

Intangible assets acquired, which are subject to amortization, consist of customer relationships of ¥155,200 million, and patents and developed technology of ¥72,300 million. Canon has preliminarily estimated the amortization period for the customer relationships, and patents and developed technology to be 15 – 20 years and 10 years, respectively. The weighted average amortization period for all intangible assets is approximately 15 years.

Goodwill recorded is attributable primarily to expected synergies from combining operations of TMSC and Canon, such as accelerating entry into new fields, further improvement in quality through shared production technology and expanding business domains through the enhancement of R&D capabilities. None of the goodwill is expected to be deductible for tax purposes.

The amounts of net sales of TMSC since the acquisition date included in the Canon’s consolidated statement of income for the year ended December 31, 2016 were ¥13,582 million. The amounts of net income of TMSC included in the Canon’s consolidated statement of income were not material.

The unaudited pro forma net sales for the years ended December 31, 2016 and 2015 as if TMSC had been included in Canon’s consolidated statements of income from the beginning of the year ended December 31, 2015 were ¥3,806,667 million and ¥4,224,181 million, respectively. Pro forma net income was not disclosed because the impact on Canon’s consolidated statements of income was not material.

Canon acquired businesses other than that described above during the year ended December 31, 2016 that were not material to its consolidated financial statements.

On April 15, 2015, the Company acquired 76.1% of the issued shares of Axis AB (“Axis”), a Sweden-based company listed on Nasdaq Stockholm, a global leader in the network video solution industry, primarily through a public cash tender offer for consideration of ¥244,725 million. In addition, the Company acquired 9.0% of the issued shares of Axis from noncontrolling shareholders primarily through an additional public cash tender offer. As a result, the Company’s aggregate interest represents 85.1% of the issued shares of Axis. The fair value of the 23.9% noncontrolling interest in Axis of ¥77,086 million was measured based on Axis’s common stock price on the acquisition date.

The acquisition was accounted for using the acquisition method of accounting. Acquisition-related costs were expensed as incurred and were not material.

The Company views its network surveillance camera business as a promising new business area for Canon. Canon aims to provide advanced and high-performance network solutions to its customers and improve its product competitiveness through the acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	31,365
Intangible assets	60,992
Goodwill	259,863
Other noncurrent assets	2,053

Non-current assets	322,908

Total assets acquired	354,273
Total liabilities assumed	32,462

Net assets acquired	321,811

Intangible assets acquired, which are subject to amortization, consist of trademarks of ¥42,880 million, patents and developed technology of ¥17,823 million and software of ¥289 million. Canon has estimated the amortization period for the trademarks, patents and developed technology, and software to be 15 years, 7 years and 5 years, respectively. The weighted average amortization period for all intangible assets is approximately 13 years.

Goodwill recorded is attributable primarily to expected synergies from combining operations of Axis and Canon. None of the goodwill is expected to be deductible for tax purposes. The goodwill is assigned primarily to the Industry and Others Business Unit for impairment testing.

The amounts of net sales of Axis since the acquisition date included in the Canon’s consolidated statement of income for the year ended December 31, 2015 were ¥72,602 million. The amounts of net income of Axis included in the Canon’s consolidated statement of income were not material.

Pro forma results of operations were not disclosed because the effect on the Canon’s consolidated statement of income was not material.

Canon acquired businesses other than that described above during the year ended December 31, 2015 that were not material to its consolidated financial statements.